Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis of presentation

2. Basis of presentation

Prior to the reverse acquisition, Patagonia Gold Limited prepared its December 31, 2018 annual consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Upon the reverse acquisition with Patagonia Gold Corp, Patagonia Gold Limited became the ongoing entity for accounting purposes and Patagonia Gold Limited had to switch to reporting under US GAAP as Patagonia Gold Corp. is a registrant with the U.S. Securities and Exchange Commission (“SEC”). Effective June 30, 2020, the Company obtained “foreign private issuer” status in accordance with SEC guidelines and became eligible to satisfy its reporting requirements using IFRS. As such, the Company has prepared these consolidated financial statements in accordance with IFRS as issued by IASB.

The consolidated financial statements were approved by the Company’s Board of Directors on April 28, 2022.

Patagonia Gold Corp. Notes to the Consolidated Financial Statements For the Years Ended December 31, 2021, 2020 and 2019 (In thousands of U.S. dollars unless otherwise stated)

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting.

The accounting policies applied in the consolidated financial statements are presented in note 4 and have been applied consistently in all periods presented in the consolidated financial statements, unless otherwise noted.

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting.

The Company’s presentation currency is the US Dollar.

The preparation of the consolidated financial statements require management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates. Judgments made by management in the application of IFRS that have a significant effect on the consolidated financial statements and estimates with significant risk of material adjustment in the current and following periods are discussed in note 4.

Reclassification

Certain amounts in the prior period consolidated statements of cash flows for the year ended December 31, 2020 and 2019 have been reclassified to conform with current period presentation.

For the year ended December 31, 2020, the Company reclassified $593 of proceeds from loans with related parties under financing activities to a non-cash accrued interest adjustment under operating activities. This reclassification resulted in an increase in cash used in operating activities from $35 to net cash generated by operating activities of $58 and decrease in cash provided by financing activities from $1,202 to $509.

For the year ended December 31, 2019, the Company reclassified $255 of proceeds from loans with related parties under financing activities to a non-cash accrued interest adjustment under operating activities. This reclassification resulted in an increase in cash provided by operating activities from $5,009 to 5,264 and decrease in cash provided by financing activities from $593 to $338.

These reclassifications did not have any effect on the reported results of operations.

2. Going Concern